STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

February 29, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - .9%
Ford Motor Co.	712,407		8,862,343
Banks - 4.3%
Bank of America Corp.	112,791		3,893,545
Bank OZK	22,882		1,002,232
JPMorgan Chase & Co.	187,341		34,856,666
The PNC Financial Services Group, Inc.	32,537		4,789,446
			44,541,889
Capital Goods - 4.3%
Emerson Electric Co.	111,981		11,965,170
Fastenal Co.	69,760		5,093,178
Illinois Tool Works, Inc.	14,230		3,730,395
Johnson Controls International PLC	60,101		3,562,186
Lockheed Martin Corp.	31,418		13,454,444
PACCAR, Inc.	54,428		6,035,521
			43,840,894
Commercial & Professional Services - .8%
Automatic Data Processing, Inc.	9,362		2,351,079
Paychex, Inc.	49,391		6,056,324
			8,407,403
Consumer Discretionary Distribution & Retail - 3.8%
Amazon.com, Inc.	203,500	[a]	35,970,660
Best Buy Co., Inc.	32,273		2,610,240
			38,580,900
Consumer Durables & Apparel - 1.1%
Carter's, Inc.	69,254	[b]	5,606,111
Ralph Lauren Corp.	30,585		5,686,363
			11,292,474
Consumer Services - 1.9%
Darden Restaurants, Inc.	108,805		18,574,102
The Wendy's Company	59,020		1,068,852
			19,642,954
Energy - 7.2%
Antero Midstream Corp.	67,155		899,877
Chevron Corp.	4,361		662,916
EOG Resources, Inc.	79,817		9,135,854
EQT Corp.	138,182		5,133,461
Exxon Mobil Corp.	28,074		2,934,294
Marathon Petroleum Corp.	13,998		2,368,882
ONEOK, Inc.	128,665		9,665,315

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 7.2% (continued)
Phillips 66	71,266		10,156,118
Pioneer Natural Resources Co.	16,079		3,781,620
Schlumberger NV	99,935		4,829,859
The Williams Companies, Inc.	395,831		14,226,166
Valero Energy Corp.	72,314		10,229,538
			74,023,900
Equity Real Estate Investment Trusts - 1.4%
Apartment Income REIT Corp.	13,699	[c]	415,354
Boston Properties, Inc.	68,164	[c]	4,411,574
Brandywine Realty Trust	29,102	[c]	125,139
Healthpeak Properties, Inc.	449,862	[c]	7,535,189
Realty Income Corp.	28,595	[c]	1,490,085
			13,977,341
Financial Services - 2.5%
BlackRock, Inc.	12,824		10,404,624
Blackstone, Inc.	28,246		3,610,404
Morgan Stanley	60,329		5,190,707
T. Rowe Price Group, Inc.	34,899		3,955,802
The Goldman Sachs Group, Inc.	2,703		1,051,602
The Western Union Company	115,949		1,554,876
			25,768,015
Food, Beverage & Tobacco - 8.6%
Altria Group, Inc.	590,851		24,171,714
Flowers Foods, Inc.	54,731		1,227,069
General Mills, Inc.	12,331		791,404
Molson Coors Beverage Co., Cl. B	34,833		2,174,276
Mondelez International, Inc., Cl. A	30,854		2,254,502
PepsiCo, Inc.	89,605		14,815,291
Philip Morris International, Inc.	286,352		25,760,226
The Coca-Cola Company	288,227		17,299,385
			88,493,867
Health Care Equipment & Services - 2.1%
Becton, Dickinson and Co.	20,038		4,719,951
Medtronic PLC	176,670		14,727,211
The Cigna Group	6,845		2,300,878
			21,748,040
Household & Personal Products - .9%
Kimberly-Clark Corp.	47,112		5,708,561
The Procter & Gamble Company	19,145		3,042,906
			8,751,467
Insurance - 3.4%
American International Group, Inc.	104,752		7,635,373
Prudential Financial, Inc.	18,199		1,983,509
The Allstate Corp.	21,418		3,416,599

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Insurance - 3.4% (continued)
The Progressive Corp.	115,041		21,807,172
			34,842,653
Materials - 4.3%
Air Products & Chemicals, Inc.	5,530		1,294,241
Dow, Inc.	94,868		5,301,224
Eastman Chemical Co.	8,724		765,444
Freeport-McMoRan, Inc.	140,396		5,308,373
International Paper Co.	32,595		1,152,559
LyondellBasell Industries NV, Cl. A	248,916		24,961,297
Packaging Corp. of America	30,354		5,499,841
Sylvamo Corp.	2,845		171,866
			44,454,845
Media & Entertainment - 6.5%
Alphabet, Inc., Cl. A	148,134	[a]	20,510,633
Alphabet, Inc., Cl. C	123,929	[a]	17,322,796
Comcast Corp., Cl. A	30,380		1,301,783
Meta Platforms, Inc., Cl. A	39,712		19,464,043
Netflix, Inc.	9,687	[a]	5,840,486
Omnicom Group, Inc.	27,378		2,419,941
			66,859,682
Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
AbbVie, Inc.	102,822		18,101,813
Amgen, Inc.	8,593		2,353,021
Bristol-Myers Squibb Co.	61,334		3,112,701
Danaher Corp.	19,443		4,921,801
Gilead Sciences, Inc.	146,074		10,531,935
Merck & Co., Inc.	207,856		26,428,890
Pfizer, Inc.	163,166		4,333,689
			69,783,850
Semiconductors & Semiconductor Equipment - 11.5%
Broadcom, Inc.	32,522		42,294,536
Microchip Technology, Inc.	74,360		6,256,650
NVIDIA Corp.	55,686		44,054,308
Qualcomm, Inc.	159,013		25,090,661
			117,696,155
Software & Services - 7.7%
Microsoft Corp.	190,333		78,729,342
Technology Hardware & Equipment - 9.0%
Apple, Inc.	356,894		64,508,591
Cisco Systems, Inc.	153,899		7,444,095
Hewlett Packard Enterprise Co.	263,223		4,008,886
HP, Inc.	77,943		2,208,125
Juniper Networks, Inc.	79,899		2,958,660
NetApp, Inc.	25,135		2,240,031

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Technology Hardware & Equipment - 9.0% (continued)
Seagate Technology Holdings PLC	93,281		8,679,797
			92,048,185
Telecommunication Services - 5.2%
AT&T, Inc.	668,444		11,316,757
Lumen Technologies, Inc.	74,649	[a]	120,931
Verizon Communications, Inc.	1,043,917		41,777,558
			53,215,246
Transportation - 1.3%
United Parcel Service, Inc., Cl. B	92,880		13,770,389
Utilities - 3.7%
American Electric Power Co., Inc.	22,996		1,959,029
Constellation Energy Corp.	107,938		18,182,156
Dominion Energy, Inc.	92,613		4,429,680
Duke Energy Corp.	9,367		860,172
Entergy Corp.	67,772		6,883,602
Exelon Corp.	37,914		1,358,838
NextEra Energy, Inc.	13,057		720,616
OGE Energy Corp.	84,934		2,795,178
The Southern Company	13,539		910,498
			38,099,769
Total Investments (cost $648,547,956)	99.2%		1,017,431,603
Cash and Receivables (Net)	.8%		8,414,083
Net Assets	100.0%		1,025,845,686

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At February 29, 2024, the value of the fund’s securities on loan was $1,944,014 and the value of the collateral was $2,008,653, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,017,431,603	-	-	1,017,431,603

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2024, accumulated net unrealized appreciation on investments was $368,883,647, consisting of $384,490,515 gross unrealized appreciation and $15,606,868 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.